Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2) (3)		Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (2)(3)		Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)	Net Income (Loss)	Adjusted EBITDA (6)
	($)	($)		($)	($)		($)	($)	($)	($)
2023	622,548	6,744,537	(4)	1,080,321	1,570,321	(4)	40	89	(113,384,000)	(2,795,000)
2022	350,144	(61,516,400)	(4)	649,693	(5,807,584)	(4)	32	76	(190,441,000)	(49,934,000)
2021	38,834,483	111,254,241	(4)	38,814,481	111,234,239	(4)	112	98	(153,175,000)	(63,099,000)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:

Year	PEO	Non-PEOs
2023	Jon Neman	Mitch Reback, Wouleta Ayele, Adrienne Gemperle, and Jim McPhail
2022	Jon Neman	Mitch Reback, Wouleta Ayele, Jim McPhail, and Daniel Shlossman
2021	Jon Neman	Nicolas Jammet and Nathaniel Ru

Peer Group Issuers, Footnote	Peer group TSR reflects the S&P 600 Restaurants Index as reflected in our 2023 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on our IPO date of November 19, 2021 through the last day of the fiscal year presented.
PEO Total Compensation Amount	$ 622,548	$ 350,144	$ 38,834,483
PEO Actually Paid Compensation Amount	$ 6,744,537	(61,516,400)	111,254,241
Adjustment To PEO Compensation, Footnote	"Compensation Actually Paid" to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2023, 2022, and 2021 reflects the following adjustments from total compensation reported in the Summary Compensation Table (in thousands):

	2023		2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$622,548	$1,080,321	$350,144	$649,693	$38,834,483	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	—	(555,610)	—	(240,953)	(38,142,732)	(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	—	612,484	—	68,574	77,526,763	77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	5,878,490	232,898	(57,677,180)	(4,941,831)	7,770,827	7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	—	28,967	—	21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	243,499	171,261	(4,189,364)	(1,364,150)	25,264,900	25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—	—	—
Total Adjustments	6,121,989	490,000	(61,866,544)	(6,457,277)	72,419,758	72,419,758
"Compensation Actually Paid” for Fiscal Year	$6,744,537	$1,570,321	$(61,516,400)	$(5,807,584)	$111,254,241	$111,234,239

Non-PEO NEO Average Total Compensation Amount	$ 1,080,321	649,693	38,814,481
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,570,321	(5,807,584)	111,234,239
Adjustment to Non-PEO NEO Compensation Footnote	"Compensation Actually Paid" to our PEO (Jonathan Neman) and the average “Compensation Actually Paid” to our non-PEO NEOs in 2023, 2022, and 2021 reflects the following adjustments from total compensation reported in the Summary Compensation Table (in thousands):

	2023		2022		2021
	PEO	Average Non-PEO	PEO	Average Non-PEO	PEO	Average Non-PEO
Total Reported in Summary Compensation Table (SCT)	$622,548	$1,080,321	$350,144	$649,693	$38,834,483	$38,814,481
Less, Value of Stock and Option Awards reported in SCT	—	(555,610)	—	(240,953)	(38,142,732)	(38,142,732)
Plus, Year-End Fair Value of Awards Granted During Fiscal Year that are Unvested and Outstanding	—	612,484	—	68,574	77,526,763	77,526,763
Plus, Change in Fair Value (from Prior Fiscal Year-End to Current Fiscal Year-End) of Prior Year Awards that are Outstanding and Unvested	5,878,490	232,898	(57,677,180)	(4,941,831)	7,770,827	7,770,827
Plus, Vesting Date Fair Value of Awards Granted During Fiscal Year and that Vested During Fiscal Year	—	28,967	—	21,083	—	—
Plus, Change in Fair Value (from Prior Fiscal Year-End to Vesting Date) of Prior Year Awards that Vested During Fiscal Year	243,499	171,261	(4,189,364)	(1,364,150)	25,264,900	25,264,900
Less Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—	—	—	—
Total Adjustments	6,121,989	490,000	(61,866,544)	(6,457,277)	72,419,758	72,419,758
"Compensation Actually Paid” for Fiscal Year	$6,744,537	$1,570,321	$(61,516,400)	$(5,807,584)	$111,254,241	$111,234,239

Compensation Actually Paid vs. Total Shareholder Return	Note: Sweetgreen's TSR was not available in 2020.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Note: Sweetgreen's TSR was not available in 2020.
Tabular List, Table	Adjusted EBITDA •Sweetgreen stock price performance
Total Shareholder Return Amount	$ 40	32	112
Peer Group Total Shareholder Return Amount	89	76	98
Net Income (Loss)	$ (113,384,000)	$ (190,441,000)	$ (153,175,000)
Company Selected Measure Amount	(2,795,000)	(49,934,000)	(63,099,000)
PEO Name	Jon Neman	Jon Neman	Jon Neman
Additional 402(v) Disclosure	Except as described in footnote (3) below, fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was calculated in accordance with ASC Topic 718, and the valuation methods used to calculate the fair values did not materially differ from those disclosed at the time of grant.For the portion of "Compensation Actually Paid" that represents compensation based on year-end stock prices, the following prices were used: for 2023, $11.30 (28% increase from prior year); for 2022, $8.83 (72% reduction from prior year); for 2021, $31.36 (304% increase from IPO date); and for 2020, $7.77 (which is prior to the IPO date, and was based on the active 409A price as of that date).
We believe the “Compensation Actually Paid” in each of the years reported above is reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” is in line with business performance, primarily due our stock price performance and our achievement against pre-established performance goals under our Annual Bonus Plan. See “—Compensation Discussion and Analysis” above for additional information regarding our Annual Bonus Plan and other elements of our executive compensation program.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, a non-GAAP measure, is defined as net loss adjusted to exclude income tax expense, interest income, interest expense, depreciation and amortization, stock-based compensation expense, loss on disposal of property and equipment, other (income) expenses, Spyce Food Co. acquisition costs, enterprise resource planning system implementation and related costs, and, in certain periods, impairment and closure costs, restructuring charges, and legal settlements.
Measure:: 2
Pay vs Performance Disclosure
Name	Sweetgreen stock price performance
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,121,989	$ (61,866,544)	$ 72,419,758
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(38,142,732)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	77,526,763
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,878,490	(57,677,180)	7,770,827
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,499	(4,189,364)	25,264,900
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	490,000	(6,457,277)	72,419,758
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,610)	(240,953)	(38,142,732)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	612,484	68,574	77,526,763
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	232,898	(4,941,831)	7,770,827
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,967	21,083	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,261	(1,364,150)	25,264,900
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0